Liquidity (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 1,248,440		$ 2,549,623	$ 6,039,830	$ 8,125,476	$ 10,892,511	$ 6,654,940
Accumulated deficit	$ 55,823,363	$ 49,783,533		55,823,363		49,783,533	38,891,022
Net income loss related to non cash expenses				2,100,000	2,300,000	$ 3,000,000.0	$ 4,200,000
Proceeds from Issuance or Sale of Equity				$ 5,800,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Convertible Preferred Stock				$ 3,200,000
Debt Conversion, Converted Instrument, Amount		$ 310,000				$ 3,700,000
Sale of Stock, Consideration Received on Transaction						1,500,000
[custom:ProceedsFromUnitPurchaseOptionAndWarrantExercises]						400,000
Proceeds from Issuance of Debt						800,000
Proceeds from Issuance of Common Stock				$ 5,725,000	$ 289,800	$ 289,800	$ 3,650,697